Financial Statement Schedule I - Condensed Financial Information of Parent Company Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Net cash (used in)/generated from operating activities	¥ 9,144	$ 1,329	¥ (373,251)	¥ (188,641)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of short-term investments	(1,244,636)	(180,455)	(1,833,650)	(2,195,567)
Purchase of long-term investments	13,107	1,900	638	25,400
Proceeds from maturity of short-term investments	1,357,856	196,871	2,166,910	1,895,897
Loan to employees			(2,504)
Repayment of loan to employees	123	18	101	903
Net cash (used in)/generated from investing activities	96,182	13,947	342,681	(349,306)
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash used in financing activities	(67,911)	(9,845)	(38,904)	(59,079)
Effect of exchange rate changes	43,266	6,266	(14,513)	(44,490)
Net (decrease)/increase in cash, cash equivalents and restricted cash	80,681	11,697	(83,987)	(641,516)
Cash, cash equivalents and restricted cash at beginning of the year	676,723	98,116	760,710	1,402,226
Cash, cash equivalents and restricted cash at end of the year	757,404	109,813	676,723	760,710
Parent Company
Net cash (used in)/generated from operating activities	53,792	(7,799)	(37,609)	(427,279)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of short-term investments				(120,107)
Purchase of long-term investments	(13,013)	(1,887)
Proceeds from maturity of short-term investments	0			120,107
Amounts due from subsidiaries			(69,529)
Loan to employees			(2,204)
Repayment of loan to employees				563
Net cash (used in)/generated from investing activities	34,125	(4,947)	(71,733)	563
CASH FLOWS FROM FINANCING ACTIVITIES
Share repurchase	(6,742)	(977)	(4,866)	(26,579)
Payment for cash dividend	(32,562)	(4,721)
Net cash used in financing activities	(29,257)	(4,241)	(4,866)	(26,579)
Effect of exchange rate changes	45,245	6,560	(13,365)	(44,317)
Net (decrease)/increase in cash, cash equivalents and restricted cash	(3,679)	(533)	(127,573)	(497,612)
Cash, cash equivalents and restricted cash at beginning of the year	499,863	72,473	627,436	1,125,048
Cash, cash equivalents and restricted cash at end of the year	¥ 496,184	$ 71,940	¥ 499,863	¥ 627,436